Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable
Taxes Payable
14.	Taxes Payable

The following is a summary of taxes payable as of December 31, 2020 and 2021 (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Sales Tax payable	683,763	681,815
Withholding individual income taxes for employees	237,681	263,845
EIT payable	3,286,392	3,459,307
Others	74,999	132,083
	4,282,835	4,537,050